Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Finance income [Abstract]
Finance income on cash	$ 141	$ 0	$ 141	$ 0
Gain on cash equivalents and other financial assets at fair value through profit and loss	1,257	0	2,811	0
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	1,040	0	3,097	0
Finance income	2,438	0	6,049	0
Finance expense [Abstract]
Finance expenses on investments	(168)	0	(484)	0
Finance expense on lease liability	(16)	0	(50)	0
Finance expense	$ (184)	$ 0	$ (534)	$ 0